Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2017
Registrant Name	SMA RELATIONSHIP TRUST
Central Index Key	0001225290
Amendment Flag	false
Document Creation Date	Jun. 30, 2017
Document Effective Date	Jun. 30, 2017
Prospectus Date	May 01, 2017
Series T | Series T
Prospectus:
Trading Symbol	SRTTX